Related-Party Transactions (Tables)	6 Months Ended	12 Months Ended
	Jun. 28, 2012	Dec. 29, 2011
Related Party Transaction [Line Items]
Schedule Of Mandatory Distributions To Members

	Quarter Ended June 28, 2012	Quarter Ended June 30, 2011	Six Months Ended June 28, 2012	Six Months Ended June 30, 2011
AMC	$6.2	$6.7	$6.7	$8.5
Cinemark	6.4	6.8	6.9	8.6
Regal	7.9	8.6	8.6	10.8
NCM, Inc.	19.3	21.0	20.9	26.4
Total	$39.8	$43.1	$43.1	$54.3

	2011	2010	2009

AMC........................................................................................................................................................................................	$ 25.3	$ 28.8	$ 25.8
Cinemark..............................................................................................................................................................................	25.5	24.0	20.8
Regal......................................................................................................................................................................................	32.2	32.3	34.9
NCM, Inc.............................................................................................................................................................................	78.7	71.0	57.8

Total........................................................................................................................................................................................	$ 161.7	$ 156.1	$ 139.3

Schedule Of Amounts Due To Founding Members

	AMC	Cinemark	Regal	Total
Theatre access fees, net of beverage revenues	$0.7	$0.6	$0.9	$2.2
Cost and other reimbursement	(0.3)	(0.3)	(0.2)	(0.8)
Distributions payable	6.2	6.4	7.9	20.5
Total	$6.6	$6.7	$8.6	$21.9

Amounts due to founding members at December 29, 2011 were comprised of the following (in millions):

	AMC	Cinemark	Regal	Total
Theatre access fees, net of beverage revenues	$0.5	$0.5	$0.6	$1.6
Cost and other reimbursement	(0.5)	(0.5)	(0.7)	(1.7)
Distributions payable, net	6.7	6.8	8.6	22.1
Total	$6.7	$6.8	$8.5	$22.0

	AMC	Cinemark	Regal	Total

Theatre access fees, net of beverage revenues.......................................................................	$ 0.5	$ 0.5	$ 0.6	$ 1.6
Cost and other reimbursement............................................................................................................	(0.5)	(0.5)	(0.7)	(1.7)
Distributions payable, net......................................................................................................................	6.7	6.8	8.6	22.1

Total..................................................................................................................................................................	$ 6.7	$ 6.8	$ 8.5	$ 22.0

Amounts due to founding members at December 30, 2010, were comprised of the following (in millions):

	AMC	Cinemark	Regal	Total

Theatre access fees, net of beverage revenues..............................................................................	$ 0.5	$ 0.4	$ 0.5	$ 1.4
Cost and other reimbursement...................................................................................................................	(0.2)	(0.5)	(0.0)	(0.7)
Distributions payable, net.............................................................................................................................	8.5	7.6	8.4	24.5

Total.........................................................................................................................................................................	$ 8.8	$ 7.5	$ 8.9	$ 25.2

Schedule Of Amounts Due To/From Managing Member

	As of June 28, 2012	As of December 29, 2011
Distributions payable	$19.3	$21.0
Cost and other reimbursement	(3.3)	0.2
Total	$16.0	$21.2

	As of December 29, 2011	As of December 30, 2010

Distributions payable.......................................................................................................................................................	$ 21.0	$ 24.1
Cost and other reimbursement....................................................................................................................................	0.2	4.1

Total..........................................................................................................................................................................................	$ 21.2	$ 28.2

Related Party Affiliates [Member]
Related Party Transaction [Line Items]
Schedule Of Related Party Transactions

Included in Advertising operating costs in the Condensed Statements of Income:
Related Party Affiliate	Quarter Ended June 28, 2012	Quarter Ended June 30, 2011	Six Months Ended June 28, 2012	Six Months Ended June 30, 2011
Starplex (1)	$0.8	$0.7	$1.3	$1.1
Showplex (2)	0.1	-	0.2	-
Other (3)	0.1	-	0.2	0.1
Total	$1.0	$0.7	$1.7	$1.2

Included in Accounts payable in the Condensed Balance Sheets:
Related Party Affiliate	June 28, 2012	December 29, 2011
Starplex (1)	$0.8	$0.7
Showplex (2)	0.1	0.1
Other (3)	0.1	0.1
Total	$1.0	$0.9

(1)	Starplex Operating L.P. (“Starplex”) is an affiliate of Cinemark.
(2)	Showplex Cinemas, Inc. (“Showplex”) is an affiliate of one of NCM, Inc.’s directors.

(3)            Other affiliates include LA Live Cinemas LLC (“LA Live”), an affiliate of Regal and Texas Cinemas, Corp., an affiliate of one of NCM, Inc.’s directors.

Founding Member And Managing Member [Member]
Related Party Transaction [Line Items]
Schedule Of Related Party Transactions

Included in the Condensed Statements of Income:	Quarter Ended June 28, 2012	Quarter Ended June 30, 2011	Six Months Ended June 28, 2012	Six Months Ended June 30, 2011
Revenue:
Beverage concessionaire revenue (included in Advertising revenue) (1)	$10.1	$10.7	$19.9	$18.9
Advertising inventory revenue (included in Advertising revenue) (2)	0.1	-	0.1	0.1
Operating expenses:
Revenue share from Fathom Events (included in Fathom Events operating costs) (3)	1.1	2.6	3.0	4.5
Purchase of movie tickets and concession products (included in Fathom Events operating costs) (5)	0.1	0.2	0.2	0.3
Theatre access fee (4)	16.3	14.8	32.0	26.9
Purchase of movie tickets and concession products (included in Selling and marketing costs) (5)	0.2	0.4	0.4	0.6
Administrative fee—managing member (6)	3.4	3.6	7.0	7.6

(1)

For the quarters and six months ended June 28, 2012 and June 30, 2011, the founding members purchased 60 seconds of on-screen advertising time (with a right to purchase up to 90 seconds) from NCM LLC to satisfy their obligations under their beverage concessionaire agreements at a rate specified by the ESA on a 30 second equivalent cost per thousand (“CPM”).

(2)	The values of such purchases are calculated by reference to NCM LLC’s advertising rate card.
(3)	These payments are at rates (percentage of event revenue) included in the ESAs based on the nature of the event.
(4)	Comprised of a payment per theatre attendee and a payment per digital screen with respect to the founding member theatres included in the Company’s network.
(5)	Used primarily for marketing to NCM LLC’s advertising clients and marketing resale to Fathom Business Events customers.
(6)

Pursuant to the Management Services Agreement between NCM, Inc. and NCM LLC, NCM, Inc. provides certain specific management services to NCM LLC, including the services of the President and Chief Executive Officer, President of Sales and Marketing, Executive Vice President and Chief Financial Officer, Executive Vice President and Chief Operations Officer and Executive Vice President and General Counsel. In exchange for these services, NCM LLC reimburses NCM, Inc. for compensation paid to the officers (including share based compensation) and other expenses of the officers and for certain out-of-pocket costs.

(7)

Included in the Condensed Balance Sheets:	As of June 28, 2012	As of December 29, 2011
Prepaid management fees to managing member (1)	$1.0	$1.0
Integration payments (included in Intangible assets) (2)	-	0.7

(1)

The payments to NCM, Inc. for estimated management services related to employment are made one month in advance.  NCM LLC also provides administrative and support services to NCM, Inc. such as office facilities, equipment, supplies, payroll, accounting and financial reporting at no charge. Based on the limited activities of NCM, Inc. as a standalone entity, the Company does not believe such unreimbursed costs are significant.

(2)

On April 30, 2008, Regal acquired Consolidated Theatres and NCM issued common membership units to Regal upon the closing of its acquisition in exchange for the right to exclusive access to the theatres.  The Consolidated Theatres had a pre-existing advertising agreement and, as a result, Regal made integration payments pursuant to the ESAs on a quarterly basis in arrears through the second quarter of 2011 in accordance with certain run-out provisions.

	Years ended
	December 29, 2011	December 30, 2010	December 31, 2009

Included in the Statements of Income:
Revenues:
Beverage concessionaire revenue ( in Advertising revenue)(1)....................................	$ 38.0	$ 37.2	$ 36.3
Advertising inventory revenue (in Advertising revenue)(2).............................................	0.2	1.3	1.9
Operating Expenses:
Use of screens/theatres for Fathom events (in Fathom events operating costs)(3)	8.3	7.3	6.7
Purchase of movie tickets and concession products (in Fathom events operating costs)(5)	1.0	1.3	1.0
Theatre access fee(4).......................................................................................................................	55.4	52.6	52.7
Purchase of movie tickets and concession products (in Selling and marketing costs)(5)	1.1	1.2	1.1
Administrative fee—managing member(6)..............................................................................	13.7	16.6	10.8
Included in the Balance Sheets:
Prepaid management fees to managing member(7)...........................................................	$ 1.0	$ 0.8	$ 0.6
Integration payments (in Intangible assets)(8)......................................................................	0.7	3.9	3.2
Integration payments (in Additional paid in capital (deficit))(9)......................................	0.0	0.0	0.1

(1)  For the years ended December 29, 2011, December 30, 2010 and December 31, 2009, the founding members purchased 60 seconds of on-screen advertising time (with a right to purchase up to 90 seconds) from NCM LLC to satisfy their obligations under their beverage concessionaire agreements at a specified 30 second equivalent cost per thousand (“CPM”).

(2)  The value of such purchases are calculated by reference to NCM LLC’s advertising rate card.

(3)  These payments are at rates (percentage of event revenue) included in the ESAs based on the nature of the event.

(4)  Comprised of a payment per theatre attendee and a payment per digital screen with respect to the founding member theatres included in the Company’s network.

(5)  Used primarily for marketing to NCM LLC’s advertising clients and marketing resale to Fathom Business customers.

(6)  Pursuant to the NCM LLC operating agreement, as the sole manager of NCM LLC, NCM, Inc. provides certain specific management services to NCM LLC, including the services of the president and chief executive officer, president of sales and marketing, executive vice president and chief financial officer, executive vice president and chief operations officer and executive vice president and general counsel. In exchange for these services, NCM LLC reimburses NCM, Inc. for compensation paid to the officers (including share based compensation) and other expenses of the officers and for certain out-of-pocket costs.

(7)  The payments for estimated management services related to employment are made one month in advance. NCM LLC also provides administrative and support services to NCM, Inc. such as office facilities, equipment, supplies, payroll and accounting and financial reporting at no charge. Based on the limited activities of NCM, Inc. as a standalone entity, the Company does not believe such unreimbursed costs are significant.

(8)  On April 30, 2008, Regal acquired Consolidated Theatres and NCM LLC issued common membership units to Regal upon the closing of its acquisition in exchange for the right to exclusive access to the theatres. The Consolidated Theatres had a pre-existing advertising agreement and, as a result, Regal made integration payments pursuant to the ESAs on a quarterly basis in arrears through the second quarter of 2011 in accordance with certain run-out provisions.

(9)  On January 26, 2006, AMC acquired the Loews Cineplex Entertainment Inc. (“AMC Loews”) theatre circuit and NCM LLC issued common membership units to AMC in exchange for the exclusive access to the theatres. AMC Loews had a pre-existing advertising agreement and, as a result, AMC made integration payments pursuant to the Loews screen integration agreement. These AMC Loews payments were made on a quarterly basis in arrears through February 2009 for Star Theatres in accordance with certain run-out provisions.